TAX MATTERS - TAXES RECEIVABLES/PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables:
Non-current value added tax receivables	$ 4,364	$ 4,505
Non-current indirect taxes	4,364	4,505
Current indirect taxes	42,017	35,451
Other Current Taxes Receivables	8,632	7,176
Other taxes recoverable	50,649	42,627
Current income tax	10,968	30,899
Total	65,981	78,031
Payables:
Non-current value added tax payables	4,854	1,653
Non-current social security	4,854	1,653
Current indirect taxes	44,033	29,857
Current other taxes	42,696	58,749
Other taxes payables	86,729	88,606
Income tax payables	3,753	8,872
Total	$ 95,336	$ 99,131